UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.

February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--95.5%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--90.3%
Beacon Falls,
GO Notes, BAN	1.50	7/19/12	1,454,000		1,457,859
Connecticut,
GO Notes	5.50	3/15/12	280,000		280,529
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD Bank)	0.15	3/7/12	2,200,000	a	2,200,000
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; Wells Fargo Bank)	0.32	3/7/12	770,000	a	770,000
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (Rand-Whitney
Containerboard Limited
Partnership Project) (LOC;
Bank of Montreal)	0.14	3/7/12	5,500,000	a	5,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Community Renewal Team Issue)
(LOC; Bank of America)	0.24	3/7/12	760,000	a	760,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Corporation for Independent
Living Community Resources
Issue) (LOC; HSBC Bank USA)	0.14	3/7/12	2,500,000	a	2,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; TD Bank)	0.14	3/7/12	2,400,000	a,b	2,400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greater Hartford YMCA Issue)
(LOC; Bank of America)	0.20	3/1/12	1,100,000	a	1,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hoffman Summerwood Community
Issue) (LOC; TD Bank)	0.11	3/7/12	975,000	a,b	975,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (LOC; FHLB)	0.14	3/7/12	3,555,000	a,b	3,555,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Mansfield Center for Nursing
and Rehabilitation Issue)
(LOC; Bank of America)	0.24	3/7/12	2,000,000	a,b	2,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;

Wells Fargo Bank)	0.16	3/7/12	1,800,000	a	1,800,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.24	3/7/12	4,320,000	a	4,320,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Hotchkiss School Issue)
(Liquidity Facility; U.S. Bank
NA)	0.11	3/7/12	2,500,000	a	2,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.24	3/7/12	2,400,000	a,b	2,400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wells Fargo Bank)	0.22	3/7/12	2,365,000	a,b	2,365,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.07	3/1/12	2,000,000	a	2,000,000
Connecticut Housing Finance
Authority, GO Notes (Housing
Mortgage Finance Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	3/1/12	790,000	a	790,000
Connecticut Housing Finance
Authority, Revenue
(Corporation for Independent
Living Realty Incorporated
Issue) (LOC; HSBC Bank USA)	0.14	3/7/12	3,450,000	a	3,450,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.16	3/7/12	2,880,000	a	2,880,000
Hartford,
GO Notes, BAN	2.00	4/12/12	2,000,000		2,003,145
New Canaan Housing Authority,
Revenue (The Village at Waveny
Care Center Project) (LOC;
Bank of America)	0.15	3/7/12	1,000,000	a	1,000,000

U.S. Related--5.2%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; Barclays Bank
PLC)	0.14	3/7/12	2,300,000	a	2,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	500,000 a,c,d		500,000

Total Investments (cost $51,806,533)			95.5%		51,806,533
Cash and Receivables (Net)			4.5%		2,417,438
Net Assets			100.0%		54,223,971

a Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At February 29, 2012, the fund had $13,695,000 or 25.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, this security amounted to $500,000 or 0.9% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	51,806,533
Level 3 - Significant Unobservable Inputs	-
Total	51,806,533

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)